Accumulated Other Comprehensive Income (loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (159,253)	$ (177,893)	$ 6,073
Reclassification adjustments for gains included in net income, net of tax benefit of $586, 633, and 844 in 2014, 2013 and 2012	1,220	(1,953)	1,043
Other comprehensive income	(3,825)	40,063	(235,574)
Deferred taxes	4,976	(19,470)	50,565
Ending Balance	(156,882)	(159,253)	(177,893)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(24,428)	(8,517)	81,346
Other comprehensive income	9,533	(15,911)	(89,863)
Ending Balance	(14,895)	(24,428)	(8,517)
Pension And Other Postretirement Benefit Liability Adjustments, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(143,555)	(174,174)	(96,705)
Other comprehensive income	(16,418)	48,100	(119,189)
Deferred taxes	6,325	(17,481)	41,720
Ending Balance	(153,648)	(143,555)	(174,174)
Unrealized Gain (Loss) On Derivatives, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	1,196	1,200	5,267
Other comprehensive income	(1,215)	14	(5,512)
Deferred taxes	304	(18)	1,445
Ending Balance	285	1,196	1,200
Unrealized Gain (Loss) On Securities, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	7,534	3,598	16,165
Reclassification adjustments for gains included in net income, net of tax benefit of $586, 633, and 844 in 2014, 2013 and 2012	1,220	(1,953)	1,043
Other comprehensive income	4,275	7,860	(21,010)
Deferred taxes	(1,653)	(1,971)	7,400
Ending Balance	$ 11,376	$ 7,534	$ 3,598